Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Impairment of Ongoing Project	$ 1,037,500	$ 0
Uncertain tax positions	0	0
Working capital deficit	1,692,051
Accumulated losses	$ 19,529,742	$ 17,969,813
Equity Option [Member]
Property, Plant and Equipment [Line Items]
Issuable from convertible notes	72,000	72,000
Warrants [Member]
Property, Plant and Equipment [Line Items]
Issuable from convertible notes	117,500	423,635
Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Issuable from convertible notes	2,700,379	1,560,778
Office And Warehouse [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	10 years